Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Quarterly Distribution Of Interest On Capital

			Common Shares		Preferred Shares
Payment	Date of approval by the Board of Directors	Date of Payment	Amount (*)	Amount per Share	Amount (*)	Amount per Share	Total Amount
1 st payment of interest on capital	05.07.2018	05.29.2018	105	0.0141	79	0.0141	184
2 nd payment of interest on capital	08.02.2018	08.23.2018	99	0.0133	74	0.0133	173
3 rd payment of interest on capital	11.05.2018	12.03.2018	201	0.0270	151	0.0270	352
4 th payment of interest on capital	12.18.2018	(**)	95	0.0128	1,006	0.1795	1,101
Complement of minimum mandatory dividends	02.27.2019	(**)	7	0.0009	33	0.0058	40
Total			507	0.0681	1,343	0.2397	1,850

(*) Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval, except for the complement of minimum mandatory dividends, based on the closing exchange rate at the date of the financial statements.

(**) To be settled within 60 days after the Shareholder’s General Meeting.

Earnings (Losses) Per Share
24.7.	Earnings per share

	Reclassified
		2018			2017			2016
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	4,093	3,080	7,173	(52)	(39)	(91)	(2,760)	(2,078)	(4,838)

Continuing operations	3,750	2,822	6,572	(198)	(149)	(347)	(2,727)	(2,053)	(4,780)
Discontinued operations	343	258	601	146	110	256	(33)	(25)	(58)

Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930

Basic and diluted earnings (losses) per share - in U.S. dollars	0.55	0.55	0.55	(0.01)	(0.01)	(0.01)	(0.37)	(0.37)	(0.37)

Continuing operations	0.50	0.50	0.50	(0.03)	(0.03)	(0.03)	(0.36)	(0.36)	(0.36)
Discontinued operations	0.05	0.05	0.05	0.02	0.02	0.02	(0.01)	(0.01)	(0.01)

Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars(*)	1.10	1.10	1.10	(0.02)	(0.02)	(0.02)	(0.74)	(0.74)	(0.74)

Continuing operations	1.00	1.00	1.00	(0.06)	(0.06)	(0.06)	(0.72)	(0.72)	(0.72)
Discontinued operations	0.10	0.10	0.10	0.04	0.04	0.04	(0.02)	(0.02)	(0.02)

(*) Petrobras’ ADSs are equivalent to two shares.